CONDENSED STATEMENTS OF CHANGES IN TEMPORARY EQUITY AND SHAREHOLDERS' DEFICIT (Unaudited) - USD ($)	Temporary Equity Class A [Member]	Ordinary Class B Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance as of March 5, 2021 (inception) at Mar. 04, 2021
Beginning balance, shares at Mar. 04, 2021
Issuance of ordinary shares to Sponsor		$ 575	24,425		25,000
Issuance of ordinary shares to Sponsor, shares		5,750,000
Proceeds from the sale of Class A ordinary shares	$ 230,000,000
Proceeds from the sale of Class A ordinary shares, shares	23,000,000
Paid underwriters fees	$ (4,600,000)
Deferred underwriting fees payable	(8,050,000)
Liabilities associated to Public Warrants	(5,784,500)
Excess fair value over consideration of the founder shares offered to the anchor investors	(8,306,250)			8,306,250	8,306,250
Other offering costs	(878,152)
Excess cash received over fair value of Private Placement Warrants			4,423,300		4,423,300
Gain on settlement of underwriting fees
Remeasurement of Class A ordinary shares to redemption value	29,918,902		(4,447,725)	(25,471,177)	(29,918,902)
Net loss				(2,633,699)	(2,633,699)
Ending balance, value at Dec. 31, 2021	$ 232,300,000	$ 575		(19,798,626)	(19,798,051)
Ending balance, shares at Dec. 31, 2021	23,000,000	5,750,000
Net loss				3,799,755	3,799,755
Ending balance, value at Mar. 31, 2022	$ 232,300,000	$ 575		(15,998,871)	(15,998,296)
Ending balance, shares at Mar. 31, 2022	23,000,000	5,750,000
Balance as of March 5, 2021 (inception) at Dec. 31, 2021	$ 232,300,000	$ 575		(19,798,626)	(19,798,051)
Beginning balance, shares at Dec. 31, 2021	23,000,000	5,750,000
Gain on settlement of underwriting fees				7,847,542	7,847,542
Remeasurement of Class A ordinary shares to redemption value	2,316,046			(2,316,046)	(2,316,046)
Net loss				9,759,713	9,759,713
Ending balance, value at Dec. 31, 2022	$ 234,616,046	$ 575		(4,507,417)	(4,506,842)
Ending balance, shares at Dec. 31, 2022	23,000,000	5,750,000
Balance as of March 5, 2021 (inception) at Mar. 31, 2022	$ 232,300,000	$ 575		(15,998,871)	(15,998,296)
Beginning balance, shares at Mar. 31, 2022	23,000,000	5,750,000
Remeasurement of Class A ordinary shares to redemption value	$ 85,071			(85,071)	(85,071)
Net loss				6,174,392	6,174,392
Ending balance, value at Jun. 30, 2022	$ 232,385,071	$ 575		(9,909,550)	(9,908,975)
Ending balance, shares at Jun. 30, 2022	23,000,000	5,750,000
Gain on settlement of underwriting fees				7,847,542	7,847,542
Remeasurement of Class A ordinary shares to redemption value	957,118			(957,118)	(957,118)
Net loss				(348,075)	(348,075)
Ending balance, value at Sep. 30, 2022	$ 233,342,189	$ 575		(3,367,201)	(3,366,626)
Ending balance, shares at Sep. 30, 2022	23,000,000	5,750,000
Balance as of March 5, 2021 (inception) at Dec. 31, 2022	$ 234,616,046	$ 575		(4,507,417)	(4,506,842)
Beginning balance, shares at Dec. 31, 2022	23,000,000	5,750,000
Remeasurement of Class A ordinary shares to redemption value	$ 2,369,220			(2,369,220)	(2,369,220)
Net loss				(1,532,112)	(1,532,112)
Ending balance, value at Mar. 31, 2023	$ 236,985,266	$ 575		(8,408,749)	(8,408,174)
Ending balance, shares at Mar. 31, 2023	23,000,000	5,750,000
Balance as of March 5, 2021 (inception) at Dec. 31, 2022	$ 234,616,046	$ 575		(4,507,417)	(4,506,842)
Beginning balance, shares at Dec. 31, 2022	23,000,000	5,750,000
Ending balance, value at Sep. 30, 2023	$ 49,892,699	$ 575		(10,239,603)	(10,239,028)
Ending balance, shares at Sep. 30, 2023	4,718,054	5,750,000
Balance as of March 5, 2021 (inception) at Mar. 31, 2023	$ 236,985,266	$ 575		$ (8,408,749)	$ (8,408,174)
Beginning balance, shares at Mar. 31, 2023	23,000,000	5,750,000
Redemption of Class A ordinary shares	(189,434,603)
Redemption of Class A ordinary shares (Shares)	(18,281,946)
Remeasurement of Class A ordinary shares to redemption value	$ 1,711,537			$ (1,711,537)	$ (1,711,537)
Net loss				2,033,037	2,033,037
Ending balance, value at Jun. 30, 2023	$ 49,262,200	$ 575		(8,087,249)	(8,086,674)
Ending balance, shares at Jun. 30, 2023	4,718,054	5,750,000
Remeasurement of Class A ordinary shares to redemption value	$ 630,499			(630,499)	(630,499)
Net loss				(1,521,855)	(1,521,855)
Ending balance, value at Sep. 30, 2023	$ 49,892,699	$ 575		$ (10,239,603)	$ (10,239,028)
Ending balance, shares at Sep. 30, 2023	4,718,054	5,750,000